Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Total assets	SFr 805,822	SFr 787,295
Americas
Segment Reporting Information
Total assets	287,619	305,328
Asia Pacific
Segment Reporting Information
Total assets	96,508	94,088
EMEA
Segment Reporting Information
Total assets	159,661	144,888
Switzerland
Segment Reporting Information
Total assets	262,034	242,991
Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	261,465	249,829
Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	95,206	91,277
Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	67,356	73,719
Operating Segments | Investment Bank
Segment Reporting Information
Total assets	270,488	266,257
Corporate Center
Segment Reporting Information
Total assets	111,307	106,213
Bank
Segment Reporting Information
Total assets	809,688	790,459
Bank | Americas
Segment Reporting Information
Total assets	287,640	305,330
Bank | Asia Pacific
Segment Reporting Information
Total assets	96,488	94,091
Bank | EMEA
Segment Reporting Information
Total assets	159,465	145,219
Bank | Switzerland
Segment Reporting Information
Total assets	266,095	245,819
Bank | Operating Segments | Swiss Universal Bank
Segment Reporting Information
Total assets	261,465	249,829
Bank | Operating Segments | International Wealth Management
Segment Reporting Information
Total assets	95,206	91,277
Bank | Operating Segments | Asia Pacific
Segment Reporting Information
Total assets	67,356	73,719
Bank | Operating Segments | Investment Bank
Segment Reporting Information
Total assets	270,488	266,257
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 115,173	SFr 109,377